Accounts Payable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts Payable
20.	ACCOUNTS PAYABLE

	December 31,
	2019	2020
	RMB	RMB
Third parties	78,123	83,254
China Telecom Group	19,531	19,272
China Tower	4,312	4,344
Other telecommunications operators in the PRC	650	708

	102,616	107,578

Amounts due to China Telecom Group and China Tower are payable in accordance with contractual terms which are similar to those terms offered by third parties.